UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2012

Date of reporting period:	1/31/2012

Item 1. Schedule of Investments

Prudential Muni High Income Fund

Schedule of Investments

as of January 31, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 97.1%
Description(a)	Moody’s Rating *†	Interest Rate	Maturity Date	Principal Amount (000)	Value
Alabama — 0.6%
Cullman Cnty. Healthcare Auth., Cullman Reg.
Med. Ctr., Ser. A	Ba1	7.000%	02/01/36	$1,000	$1,024,380
Selma Indl. Dev. Brd. Rev., Gulf Opportunity Zone, Intl.
Paper Co.,
Ser. A	Baa3	5.800%	05/01/34	1,000	1,063,180
Ser. A	BBB(b)	6.250%	11/01/33	1,750	1,916,005

					4,003,565

Arizona — 2.9%
Maricopa Cnty. Poll. Ctrl. Corp. Rev.,
El Paso Elec. Co., Ser. B	Baa2	7.250%	04/01/40	1,500	1,787,655
Phoenix Indl. Dev. Auth. Rev.,
Great Hearts Academies Proj.	NR	6.000%	07/01/32	250	250,340
Pima Cnty. Indl. Dev. Auth. Rev.,
Ed. Fac.-P.L.C. Charter Sch. Proj.	NR	6.750%	04/01/36	1,500	1,425,480
Tucson Elec. Pwr. Co.	Baa3	5.750%	09/01/29	3,500	3,654,560
Tucson Elec. Pwr. Co., San Juan, Ser. A	Baa3	4.950%	10/01/20	1,000	1,058,430
Tucson Elec. Pwr. Co., Ser. A	Baa3	5.250%	10/01/40	1,000	1,019,450
Pinal Cnty. Indl. Dev. Auth., Correct. Facs. Rev.,
Florence West Prison Proj., Ser. A, A.C.A.	BBB(b)	5.250%	10/01/19	3,135	3,242,123
Salt Verde Fin. Corp. Gas. Rev.,
Sr. Bonds	A3	5.000%	12/01/32	4,500	4,482,405
Sr. Bonds	A3	5.000%	12/01/37	1,000	992,760

					17,913,203

California — 11.1%
ABAG Fin. Auth. for Nonprofit Corp.,
Episcopal Senior Community, Rfdg.	BBB+(b)	6.125%	07/01/41	775	823,058
California Cnty. Tob. Sec. Agcy.,
Tob. Conv. Bonds Asset Bkd., Ser. B	NR	5.100%	06/01/28	1,750	1,500,782
California Hlth. Facs. Fing. Auth. Rev.,
Childrens Hosp., Ser. A	A(b)	5.250%	11/01/41	2,000	2,146,580
Stanford Hosp., Ser. A-3, Rfdg.	Aa3	5.500%	11/15/40	750	846,173
St. Joseph Hlth. Sys., Ser. A	A1	5.750%	07/01/39	1,770	1,940,858
California Poll. Ctrl. Fin. Auth. Rev.,
Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250%	08/01/40	500	519,445
California St.,
GO	A1	6.000%	04/01/38	3,500	4,062,205
Var. Purp., GO	A1	5.500%	11/01/39	1,000	1,116,690
Var. Purp., GO	A1	6.000%	11/01/39	1,500	1,756,965
California St. Pub. Wks. Brd. Lease Rev.,
Judicial Council Proj., Ser. D	A2	5.000%	12/01/31	1,000	1,080,590
Various Cap. Proj., Ser. G-1	A2	5.750%	10/01/30	750	850,703
Various Cap. Proj., Ser. I-1	A2	6.375%	11/01/34	750	865,747
California Statewide Cmntys. Dev. Auth. Rev.,
Cottage Hlth. Oblig. Grp.	A+(b)	5.000%	11/01/40	800	830,960
John Muir Hlth.	A1	5.125%	07/01/39	500	521,745
Sch. Fac., Aspire Pub. Sch.	NR	6.000%	07/01/30	1,000	1,052,450
Sr. Living Southn. Calif. Presbyterian Homes	BBB-(b)	7.250%	11/15/41	500	552,440
Capistrano Unif. Sch. Dist. Cmnty. Facs., Rev.,
Talega Cmnty. Facs. Dist. #90-2	NR	6.000%	09/01/33	1,000	1,011,050
Chico Redev. Agcy. Tax Alloc.
Chico Amedned & Merged Redev., A.M.B.A.C.	A+(b)	5.000%	04/01/30	2,000	2,044,340
Foothill/Eastern Trans. Corridor Agy. Toll Rd. Rev.,
Convertible C.A.B.S., Converted to Fixed on 07/15/09	Baa3	5.875%	01/15/28	6,700	6,805,860
Golden St. Tob. Secur. Corp. Tob. Settlement Rev.,
Asset Bkd., Ser. A	A2	5.000%	06/01/45	1,000	1,002,670
Asset Bkd., Sr., Ser. A-1	B3	4.500%	06/01/27	2,500	2,044,350
Asset Bkd., Sr., Ser. A-1	B3	5.750%	06/01/47	6,515	4,910,486
Lake Elsinore Spl. Tax Cmnty. Facs.,
Dist.-2-Area A-A	NR	5.450%	09/01/36	1,500	1,366,995
Lincoln Pub. Fing. Auth. Rev.,
Twelve Bridges. Sub. Ser. B	NR	6.000%	09/02/27	1,000	1,033,050
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Ser. A	Baa1	5.500%	11/15/37	1,000	1,087,230
Los Angeles Regional Arpts. Impt. Corp. Lse. Rev.,
American Airlines, Inc., A.M.T.(d)	Caa2	7.500%	12/01/24	3,000	2,696,250

	0000000000	0000000000	0000000000	0000000000	0000000000

M-S-R Energy Auth. Calif.,
Ser. A	A-(b)	6.500%	11/01/39	2,000	2,430,160
Ser. A	A-(b)	7.000%	11/01/34	1,650	2,108,502
Ser. B	A-(b)	6.500%	11/01/39	2,000	2,430,160
Murrieta Cmnty. Facs. Dist. Spl. Tax, No. 2,
The Oaks Impt. Area, Ser. A	NR	5.900%	09/01/27	1,000	1,010,650
Palomar Pomerado Healthcare Dist. Ctfs. Part.	Baa3	6.000%	11/01/41	1,800	1,839,096
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01- 2,
Avalon, Ser. A	NR	6.250%	09/01/23	3,000	3,083,100
Port of Oakland, Ser. O, A.M.T., Rfdg.,	A2	5.125%	05/01/31	1,000	1,059,220
Rancho Cordova Cmnty. Facs. Dist., Tax No. 2003-1,
Sunridge Anatolia	NR	6.000%	09/01/33	1,000	1,002,260
Sunridge Anatolia	NR	6.100%	09/01/37	1,980	1,985,999
Riverside Cnty. Calif. Redev. Agy. Tax. Alloc.
Intst. 215 Corridor, Ser. E	Baa3	6.500%	10/01/40	2,000	2,185,200
San Buenaventura Calif. Rev.,
Cmnty. Mem. Hlth. Sys.	Ba2	7.500%	12/01/41	1,000	1,113,230
Cmnty. Mem. Hlth. Sys.	Ba2	8.000%	12/01/26	500	589,320
San Francisco City & Cnty. Arpts.
Second Series, Ser. C, A.M.T., Rfdg.	A1	5.000%	05/01/25	1,000	1,117,350
Saugus Unif. Sch. Dist. Spl. Tax Cmnty. Facs.
Dist. No. 2002-1	NR	6.000%	09/01/33	1,800	1,810,386
South Bayside Wste. Mgmt. Auth. Calif. Solid Wste.
Enterprise Shoreway Environmental, Ser. A	A3	6.000%	09/01/36	500	543,030
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax
Cmnty. Fac. Dist. No. 2005-1	NR	5.300%	09/01/36	1,000	827,540

					69,604,875

Colorado — 1.8%
Colorado Hlth. Facs. Auth. Rev.,
Catholic Hlth., Ser. A	Aa2	5.000%	02/01/41	2,000	2,120,420
Christian Living Cmntys. Proj., Ser. A	NR	5.750%	01/01/37	1,500	1,478,430
Valley View Assn. Proj.	BBB+(b)	5.125%	05/15/37	1,240	1,220,048
Valley View Assn. Proj.	BBB+(b)	5.250%	05/15/42	2,500	2,492,275
Colorado Springs Memorial Hosp. Rev.,
Unrefunded balance	A3	6.375%	12/15/30	1,260	1,261,487
E-470 Pub. Hwy. Auth. Rev., Ser. C	Baa2	5.375%	09/01/26	1,000	1,047,900
Pub. Auth. Energy Nat. Gas Pur. Rev.	Baa1	6.500%	11/15/38	1,500	1,855,740

					11,476,300

Connecticut — 1.5%
Connecticut St. Dev. Auth. Rev.,
Ref. Conn. Lt. & Pwr. Co. Proj., Ser. A	A2	4.375%	09/01/28	2,000	2,128,800
Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
Hartfort Hlth. Care., Ser. A	A2	5.000%	07/01/41	1,250	1,335,100
Western Conn. Hlth., Ser. M	A(b)	5.375%	07/01/41	1,250	1,365,250
Connecticut St. Dev. Auth. Solid Wste. Disp. Facs. Rev.,
PSEG Pwr. LLC Proj., Ser. A, A.M.T.	Baa1	5.750%	11/01/37	1,600	1,609,872
Hamden Fac. Rev., Whitney Ctr. Proj., Ser. A	NR	7.750%	01/01/43	1,000	1,043,060
Harbor Point Infrastructure Impt. Dist. Spl. Oblig. Rev.,
Harbor Point Proj., Ser. A	NR	7.875%	04/01/39	2,000	2,215,000

					9,697,082

Delaware — 0.2%
Delaware St. Hlth. Facs. Auth. Rev.,
Beebe Med. Ctr. Proj., Ser. A	Ba3	5.000%	06/01/30	2,000	1,430,840

District of Columbia — 0.8%
Dist. of Columbia Rev.,
Assn. Amern. Med. Colleges, Ser. B	A+(b)	5.000%	10/01/41	2,500	2,665,600
Gallaudet Univ.	A2	5.500%	04/01/34	400	445,320
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Ser. A, A.M.T.	Aa3	5.250%	10/01/27	1,500	1,659,510

					4,770,430

Florida — 6.4%
Capital Tr. Agy. Rev., Air Cargo, Aero Miami FX LLC,
Sr. Lien, Ser. A, Rfdg.	Baa3	5.350%	07/01/29	2,500	2,478,925
Citizens Ppty. Ins. Corp., Sr. Secd.,
Coastal, Ser. A-1	A2	5.000%	06/01/19	1,250	1,400,925
High Act.	A2	6.000%	06/01/16	1,500	1,715,805
Florida Dev. Fin. Corp. Edl. Facs. Rev.,
Bay Area Charter Foundation, Ser. A	NR	7.750%	06/15/42	2,000	2,050,860
Renaissance Charter Sch., Ser. A	NR	6.000%	09/15/40	1,750	1,778,087

	00000000000	00000000000	00000000000	00000000000	00000000000

Greater Orlando Aviation Auth., Orlando Arpt. Fac. Rev.,
Spl. Purp. - Jetblue Airways Corp., A.M.T.	NR	6.375%	11/15/26	3,000	3,001,890
Spl. Purp. - Jetblue Airways Corp., A.M.T.	NR	6.500%	11/15/36	2,000	1,992,420
Highlands Cmnty. Dev. Spl. Assmt.(d)(e)	NR	5.550%	05/01/36	165	99,223
Hillsborough Cnty. Indl. Dev. Auth. Rev.,
Hlth. Facs., Univ. Cmnty. Hosp., Ser. B (Prerefunded 08/15/19)(h)	Baa3	8.000%	08/15/32	1,000	1,457,140
Tampa Electric	Baa1	5.650%	05/15/18	1,000	1,162,310
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.	NR	5.750%	05/01/36	1,860	1,035,350
Jacksonville Econ. Dev.,
Gerdau Ameristeel U.S., Inc., A.M.T.	Baa3	5.300%	05/01/37	3,000	2,840,130
Martin Cnty. Hlth. Facs. Auth.,
Martin Memorial Med. Center	Baa1	5.500%	11/15/42	2,000	2,030,060
Miami Beach Hlth. Facs. Auth. Hosp. Rev.,
Mount Sinai Med. Ctr., Ser. A	Baa3	6.700%	11/15/19	1,000	1,011,730
North Sumter Cnty. Util. Dependent Dist. Util. Rev.	BBB(b)	5.750%	10/01/43	1,500	1,603,245
St. Johns Cnty. Fla. Indl. Dev. Auth. Rev.,
Presbyterian Retirement, Ser. A	NR	6.000%	08/01/45	1,000	1,069,280
St. Petersburg Hlth. Facs. Auth. Rev.,
All Childrens Hosp.	A1	6.500%	11/15/39	1,500	1,725,975
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev.,
Sarasota Mem. Hosp. Proj., Ser. A	A1	5.625%	07/01/39	1,000	1,069,580
Seminole Tribe Rev.,
Gaming Div., Tribal Eco. Dev. Bonds, Ser. 2010A, 144A	Ba1	5.125%	10/01/17	1,500	1,563,975
Spl. Oblig., Ser. A, 144A	Ba2	5.500%	10/01/24	1,000	1,022,360
South Lake Cnty. Hosp. Dist. Rev.,
South Lake Hosp.	A2	5.250%	10/01/34	1,250	1,310,788
South Lake Hosp., Ser. A	Baa2	6.250%	04/01/39	1,910	2,040,319
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt. Rev.,
Phase II, Rfdg.	NR	6.125%	05/01/39	2,690	2,829,154
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev.,
Ser. 2011	NR	7.000%	05/01/41	1,000	1,119,820
Ser. 2012, Rfdg.	NR	5.500%	05/01/42	1,000	1,010,840

					40,420,191

Georgia — 1.3%
Atlanta Arpt. Rev.,
Ref. Gen., Ser. B, A.M.T., Rfdg.,	A1	5.000%	01/01/30	500	535,625
Burke Cnty. Dev. Auth. Poll. Rev.,
Oglethorpe Pwr. - Vogtle Proj., Ser. B	Baa1	5.500%	01/01/33	1,000	1,081,580
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines,
Ser. A	CCC+(b)	8.750%	06/01/29	2,000	2,313,640
Ser. B, A.M.T.	CCC+(b)	9.000%	06/01/35	1,000	1,073,690
Fulton Cnty. Residential Care Facs. Rev.,
Canterbury Court Proj., Ser. A	NR	6.125%	02/15/34	1,200	1,105,812
Henry Cnty. Wtr. & Swr. Auth. Rev.,
A.M.B.A.C.	Aa2	6.150%	02/01/20	1,000	1,291,960
Marietta Development Auth. Rev.,
Life Univ.	Ba3	7.000%	06/15/39	1,000	1,014,210

					8,416,517

Guam — 0.3%
Guam Gov’t.,
Business Privilege Tax Rev., Ser. A	A(b)	5.125%	01/01/42	700	761,530
Ser. A, GO	B+(b)	7.000%	11/15/39	1,000	1,059,140

					1,820,670

Hawaii — 0.6%
Hawaii Pac. Hlth. Rev.,
Spl. Purp.	A3	5.750%	07/01/40	500	534,690
Spl. Purp. Ser. B	A3	5.500%	07/01/40	1,000	1,045,840
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev.,
15 Craigside Proj.	NR	9.000%	11/15/44	1,000	1,168,060
Hawaiian Elec. Co.	Baa1	6.500%	07/01/39	1,000	1,103,340

					3,851,930

Idaho — 0.4%
Idaho Hlth. Facs. Auth. Rev.,
St. Lukes Hlth. Sys. Proj., Ser. A	A2	6.750%	11/01/37	1,000	1,161,190
Idaho Hsg. & Fin. Assn. Rev.,
North Star Charter Sch. Proj.	BB(b)	9.500%	07/01/39	1,000	1,059,680

					2,220,870

Illinois — 7.9%
Chicago Illinois Proj., Ser. A, GO	Aa3	5.000%	01/01/40	2,000	2,107,260
Chicago O’Hare Intl. Arpt. Rev.,
Gen.-Third Lien, Ser. C	A1	6.500%	01/01/41	1,000	1,208,440

	00000000000	00000000000	00000000000	00000000000	00000000000

Illinois Fin. Auth. Rev.,
American Water Cap. Corp. Proj.	Baa2	5.250%	10/01/39	3,150	3,272,566
Cent. Dupage Health, Ser. B	AA(b)	5.500%	11/01/39	1,500	1,640,205
Friendship Vlg. Schaumburg, Ser. A	NR	5.625%	02/15/37	1,000	842,220
Illinois Inst. of Technology, Ser. A	Baa3	5.000%	04/01/31	2,500	2,070,675
Illinois Inst. of Technology, Ser. A	Baa3	5.000%	04/01/36	5,000	3,993,950
Little Co. Mary Hosp. & Hlth.	A+(b)	5.375%	08/15/40	1,500	1,531,350
Navistar Intl. Recovery Zone Fac., Gty. Agmt. - Navistar, Inc.	B1	6.500%	10/15/40	1,000	1,061,100
NorthWestern Mem. Hosp., Ser. A	Aa2	6.000%	08/15/39	1,500	1,725,135
Provena Hlth., Ser. A	Baa1	6.000%	05/01/28	1,500	1,693,200
Provena Hlth., Ser. A	Baa1	7.750%	08/15/34	1,000	1,215,800
Rush Univ. Med. Ctr. Oblig. Grp., Ser. A	A2	7.250%	11/01/38	3,405	4,139,084
Rush Univ. Med. Ctr., Ser. C	A2	6.625%	11/01/39	1,000	1,178,180
Silver Cross & Med. Ctrs.	BBB-(b)	7.000%	08/15/44	3,000	3,368,940
Student Hsg., Edl. Advancement Fd., Inc., Ser. B, Rfdg.	Baa3	5.000%	05/01/30	5,000	4,876,900
Swedish Covenant, Ser. A	BBB+(b)	6.000%	08/15/38	1,500	1,604,400
Uno. Chrt. Sch. Rev., Rfdg.	BBB-(b)	6.875%	10/01/31	2,500	2,596,550
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev.,
McCormick Place Expansion, Ser. A, NATL	A3	5.250%	06/15/42	6,000	6,053,340
Railsplitter Tob. Settlement Auth. Rev.	A-(b)	6.000%	06/01/28	2,250	2,522,970
Round Lake Rev., Lakewood Spl.
Tax #1 (Prerefunded 03/01/13)(h)	NR	6.700%	03/01/33	1,000	1,080,640

					49,782,905

Indiana — 1.6%
Indiana Hlth. & Edl. Fac. Fin. Auth. Hosp. Rev.,
Cmnty. Foundation Northwest Ind.	BBB+(b)	5.500%	03/01/37	2,000	2,054,240
Cmnty. Foundation Northwest Ind., Ser. A	BBB+(b)	6.000%	03/01/34	3,000	3,116,340
Indiana St. Fin. Auth. Rev.,
Drexel Fndtn. Edl. Facs. Proj., Ser. A	BBB-(b)	7.000%	10/01/39	1,000	1,044,400
Duke Energy Ind., Ser. B	A(b)	6.000%	08/01/39	1,000	1,151,560
Indiana St. Hsg. Fin. Auth. Single Fam. Mtge. Rev.,
Ser. B2, A.M.T., G.N.M.A., F.N.M.A.	Aaa	4.000%	01/01/34	85	85,073
Indianapolis Ind. Loc. Pub. Impt.
Bd. Bk. Wtrwks. Proj., Ser. A	A2	5.750%	01/01/38	1,000	1,129,270
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	NR	7.750%	09/01/31	1,500	1,657,995

					10,238,878

Iowa — 0.3%
Altoona Urban Renewal Tax Rev., Annual Appr.	BBB+(b)	6.000%	06/01/43	1,000	1,055,300
Ames. Hosp., Mary Greely Med. Ctr.	A2	5.250%	06/15/36	1,000	1,048,940

					2,104,240

Kansas — 0.5%
Kansas St. Dev. Fin. Auth. Hosp. Rev.,
Adventish Hlth.	Aa3	5.750%	11/15/38	1,000	1,145,570
KU Hlth. Sys., Ser. H	A+(b)	5.125%	03/01/39	500	519,585
Wyandotte Cnty. Kans. City Unified Govt. Spl. Oblig. Rev.,
Cap. Apprec. Sales Tax-Sub. Lien, Ser. B	NR	5.410%(f)	06/01/21	2,500	1,653,150

					3,318,305

Kentucky — 1.0%
Kentucky Economic Dev. Fin. Auth. Rev.,
Hosp. Facs., Owensboro Med. Health Sys.	Baa2	6.375%	06/01/40	3,500	3,864,560
Masonic Home Indpt. Living	NR	5.750%	05/15/17	1,250	1,256,275
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj.,
Ser. A	Baa2	6.250%	06/01/39	500	553,445
Ser. B	Baa2	5.625%	09/01/39	500	528,545

					6,202,825

Louisiana — 2.1%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev.,
Westlake Chem. Corp., Ser. A-2	Baa3	6.500%	11/01/35	1,000	1,092,120
Woman’s Hosp. Foundation, Ser. A	A3	6.000%	10/01/44	2,000	2,156,620
Louisiana Pub. Facs. Auth. Rev.,
Franciscan Missionaries Hosp.	A2	6.750%	07/01/39	2,000	2,297,320
Louisiana St. Citizens Ppty. Ins. Assmt. Rev.,
Ser. C, A.G.C.	Aa3	6.750%	06/01/26	2,000	2,422,380
Tobacco Settlement Fing. Corp. Rev., Asset Bkd.,
Ser. 2001B	A1	5.500%	05/15/30	1,050	1,065,309
Ser. 2001B	A3	5.875%	05/15/39	4,000	4,036,480

					13,070,229

	0000000000	0000000000	0000000000	0000000000	0000000000

Maine — 0.4%
Maine Hlth. & Higher Edl. Facs. Auth. Rev.,
Maine General Med. Center	Baa3	7.500%	07/01/32	2,000	2,290,820

Maryland — 1.5%
Cnty. of Anne Arundel Spl. Oblig.,
Vlg. South Waugh Chapel Proj., Tax Alloc.	NR	6.250%	07/01/40	2,000	2,071,260
Cnty. of Frederick Spl. Oblig.,
Sub. Urbana Cmnty. Dev. Auth., Ser. B	NR	5.500%	07/01/40	2,860	2,827,425
Maryland Econ. Dev. Corp.,
Potomac Elect. Pwr. Co.	A3	6.200%	09/01/22	1,000	1,233,470
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev.,
Charlestown Cmnty., Rfdg.	NR	6.250%	01/01/41	1,500	1,653,915
Lifebridge Hlth.	A2	6.000%	07/01/41	600	679,764
Maryland St. Indl. Dev. Fin. Auth. Rev.,
Synagro Baltimore, Ser. A, A.M.T., Rfdg.	NR	5.250%	12/01/13	700	719,026

					9,184,860

Massachusetts — 2.2%
Massachusetts St. Coll. Bldg., Auth. Rev.,
Proj., Bonds, Ser. A, Rfdg.	Aa1	7.500%	05/01/14	1,750	1,890,087
Massachusetts St. Dev. Fin. Agcy. Rev.,
Alliance Hlth., Ser. A	NR	7.100%	07/01/32	3,730	3,339,768
Carleton Willard Vlg.	A-(b)	5.625%	12/01/30	400	431,048
Groves in Lincoln-Deacone, Sr. Living Fac. Rev., Ser. B1	NR	7.250%	06/01/16	1,000	1,000,410
Linden Ponds, Inc. Fac. Ser. A-1(e)	NR	6.250%	11/15/46	709	509,148
Linden Ponds, Inc. Fac. Ser. A-2	NR	5.500%	11/15/46	38	23,082
Linden Ponds, Inc. Fac. Ser. B	NR	12.070%(f)	11/15/56	187	985
Solid Wst. Disp. Rev., Dominion Energy Brayton
(Mandatory put date 05/01/19)	Baa2	5.750%	12/01/42	1,000	1,183,950
Tufts Med. Ctr., Ser. I	BBB(b)	7.250%	01/01/32	2,000	2,369,500
Massachusetts St. Port Auth. Spl. Facs. Rev.,
Bosfuel Proj., A.M.T., NATL	A3	5.000%	07/01/32	3,000	3,088,710

					13,836,688

Michigan — 4.0%
Detroit Mich. Distr. St. Aid, GO	Aa3	5.250%	11/01/35	500	535,055
Detroit Mich. Sewer Disp. Rev.,
Sr. Lien, Ser. B, A.G.M.	Aa3	7.500%	07/01/33	1,000	1,262,250
Kent Hosp. Fin. Auth. Rev.,
Metro. Hosp. Proj., Ser. A	BB+(b)	6.250%	07/01/40	3,000	3,037,890
Michigan Fin. Auth. Ltd. Oblig. Rev.,
Pub. Sch. Academy, Old Redford, Ser. A	BBB-(b)	6.500%	12/01/40	745	738,206
Michigan Pub. Edl. Facs. Auth. Rev.,
Ltd. Oblig.-Black River Sch., Rfdg.	NR	5.800%	09/01/30	1,250	1,136,275
Michigan St. Bldg. Auth. Rev.,
Facs. Proj., Ser. I-A, Rfdg.,	Aa3	5.375%	10/15/41	750	844,117
Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Hlth.	A1	5.750%	11/15/39	1,000	1,078,560
McLaren Healthcare Corp.	Aa3	5.750%	05/15/38	1,500	1,624,635
Michigan Strategic Fund Rev., Rdfg.,
Detroit Ed., Rmkt.	A2	5.625%	07/01/20	1,000	1,203,430
Dow Chemical, Ser. A-1, A.M.T. (Mandatory put date 06/02/14)	BBB(b)	6.750%	12/01/28	1,000	1,112,470
Dow Chemical, Ser. B-1	BBB(b)	6.250%	06/01/14	1,000	1,104,740
Wste. Mgmt., Inc., A.M.T.	BBB(b)	4.500%	12/01/13	1,000	1,055,860
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev.,
Roman Cathollic Archdiocese Detroit, Rfdg.	NR	6.500%	12/01/20	2,000	2,011,780
Royal Oak Mich. Hosp. Fin. Auth. Hosp. Rev.,
William Beaumont Hosp.	A1	8.250%	09/01/39	2,150	2,658,733
William Beaumont Hosp., Ser. W	A1	6.000%	08/01/39	1,000	1,095,260
Summit Academy Rev., Rfdg.,
North Pub. Sch., Academy	BB+(b)	5.500%	11/01/30	1,500	1,265,490
Pub. Sch., Academy	BB+(b)	6.250%	11/01/25	2,060	1,966,620
Wayne Charter Cnty. Mich. Bldg. Impt.,
Ser. A, GO	Baa2	6.750%	11/01/39	975	1,100,551

					24,831,922

Minnesota — 0.4%
St. Paul Hsg. & Redev. Auth. Hosp. Rev.,
Hlth. East Proj.	Ba1	6.000%	11/15/35	1,000	1,004,250
Tobacco Securitization Auth. Settlement, MN Rev.,
Tobacco Settlement, Ser. B, Rfdg.(e)	A-(b)	5.250%	03/01/31	1,200	1,301,640

					2,305,890

	0000000000	0000000000	0000000000	0000000000	0000000000

Mississippi — 0.3%
Warren Cnty. Gulf Opportunity Zone, Intl. Paper, Proj.,
Ser. A	Baa3	5.375%	12/01/35	1,000	1,046,180
Ser. A	Baa3	6.500%	09/01/32	1,000	1,105,030

					2,151,210

Missouri — 0.4%
Manchester Tax Increment & Transn. Rev.,
Hwy 141, Manchester Rd. Proj., Rfdg.	NR	6.875%	11/01/39	1,500	1,575,480
Missouri St. Hlth. & Mo. Hlth. & Ed. Facs.,
Lutheran Senior Services	NR	6.000%	02/01/41	1,000	1,062,090

					2,637,570

Nevada — 0.6%
Clark Cnty. Arpt. Rev., Jet Aviation Fuel Tax,
Ser. C, A.M.B.A.C., A.M.T.	A1	5.375%	07/01/16	1,000	1,054,680
Ser. C, A.M.B.A.C., A.M.T.	A1	5.375%	07/01/17	1,000	1,051,930
Clark Cnty. Impvt. Dist. Rev.,
Impvt. Dist. No. 142, Loc. Impvt.	NR	6.100%	08/01/18	1,840	1,905,872

					4,012,482

New Hampshire — 0.2%
New Hampshire St. Business Fin. Auth. Poll. Ctrl. Rev.,
United Illuminating Co. Proj., A.M.T. (Mandatory put date 02/01/12)	Baa2	7.125%	07/01/27	1,000	1,000,000

New Jersey — 8.1%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev.,
The Evergreens Proj.	NR	5.625%	01/01/38	1,000	942,190
New Jersey Econ. Dev. Auth. Rev.,
Cigarrete Tax	Baa3	5.500%	06/15/24	1,000	1,007,260
Cigarette Tax	Baa3	5.625%	06/15/19	505	505,980
Cigarette Tax	Baa3	5.750%	06/15/34	750	778,350
Continental Airlines, Inc. Proj., Spec. Facs. Rev., A.M.T.	B3	6.250%	09/15/29	6,530	6,501,856
Continental Airlines, Inc., A.M.T.	B3	6.400%	09/15/23	3,500	3,499,650
Cranes Mill Proj. First Mtge., Ser. A	NR	5.875%	07/01/28	1,000	1,062,120
Gloucester Marine, Ser. B, A.M.T.	NR	6.875%	01/01/37	3,000	2,874,210
New Jersey Healthcare Facs. Fin. Auth. Rev.,
AHS Hosp. Corp.	A1	6.000%	07/01/41	500	579,465
Barnabas. Hlth., Ser. A, Rfdg.	Baa2	5.625%	07/01/37	1,000	1,050,270
Holy Name Med. Ctr., Rfdg.	Baa2	5.000%	07/01/25	1,625	1,670,451
Meridian Hlth. Sys. Oblig., Rfdg.	A-(b)	5.000%	07/01/27	400	450,496
St. Josephs Healthcare Sys.	Ba1	6.625%	07/01/38	3,000	3,085,590
Virtua Hlth.	A(b)	5.750%	07/01/33	2,000	2,226,700
New Jersey St. Ed. Facs. Auth. UMDNJ
Univ. Med. & Dentistry, Ser. B, Rfdg.	Baa1	7.500%	12/01/32	1,000	1,221,900
New Jersey St. Transn. Tr. Fd. Sys. Auth.,
Ser. A	A1	5.875%	12/15/38	2,000	2,295,720
New Jersey St. Tpke. Auth. Tpke. Rev.,
Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.150% on 01/01/15)	A3	4.230%(f)	01/01/35	4,000	3,602,120
Tobacco Settlement Fin. Corp., NJ Rev., Rfdg.,
Ser. 1A	B1	4.500%	06/01/23	8,290	7,770,134
Ser. 1A	B1	4.625%	06/01/26	5,000	4,366,700
Ser. 1A	B2	4.750%	06/01/34	3,000	2,242,860
Ser. 1A	B2	5.000%	06/01/41	4,500	3,384,720

					51,118,742

New Mexico — 0.7%
Farmington Poll. Ctrl. Rev.,
Pub. Svc. NM San Juan, Ser. A, Rfdg., (Mandatory put date 06/01/20)	Baa3	5.200%	06/01/40	2,150	2,276,786
New Mexico Mtge. Fin. Auth. Rev.,
Sngl. Fam. Mtge., Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AA+(b)	5.500%	07/01/35	970	1,031,643
New Mexico St. Hosp. Equip. Ln. Council Hosp. Rev.,
Presbyterian Healthcare	Aa3	5.000%	08/01/39	1,250	1,332,812

					4,641,241

New York — 4.7%
Brooklyn Arena Local Dev. Corp.,
Barclays Ctr. Proj.	Baa3	6.375%	07/15/43	1,250	1,335,850
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec.,
Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR	9.650%(f)	06/01/47	5,000	178,950
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR	9.910%(f)	06/01/50	4,000	98,120
Long Island Pwr. Auth. Elec. Sys. Rev.,
Ser. A	A3	6.000%	05/01/33	1,500	1,778,280
Ser. A	A3	6.250%	04/01/33	500	602,990

	0000000000	0000000000	0000000000	0000000000	0000000000

Metropolitan Transn. Auth. NY Rev.,
Transn., Ser. A	A2	5.000%	11/15/41	1,000	1,092,140
New York Liberty Dev. Corp. Rev.,
4 World Trade Center Proj., Rfdg.	A+(b)	5.000%	11/15/44	1,500	1,604,115
4 World Trade Center Proj., Rfdg.	A+(b)	5.750%	11/15/51	1,750	1,991,378
New York City Indl. Dev. Agcy. Rev.,
Civic Fac., Staten Island Univ. Hosp. Proj., Ser. B (Prerefunded 07/01/12)(h)	NR	6.375%	07/01/31	2,205	2,261,117
Spl. Fac., American Airlines, JFK Int’l. Arpt., A.M.T.(d)	NR	7.500%	08/01/16	1,500	1,350,990
Spl. Fac., American Airlines, JFK Int’l. Arpt., A.M.T.(d)	NR	7.750%	08/01/31	2,000	1,801,760
Spl. Fac., Terminal One Group Assn. Proj., A.M.T.	A3	5.500%	01/01/24	2,450	2,607,511
New York St. Dorm. Auth. Rev.,
Mount Sinai Hosp., Ser. A	A2	5.000%	07/01/41	1,250	1,305,312
Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A	Baa1	6.000%	07/01/40	1,000	1,102,620
North Shore. LI. Jewish, Ser. A	A3	5.000%	05/01/41	3,550	3,824,841
Orange Reg.-Med. Ctr.	Ba1	6.250%	12/01/37	1,500	1,529,445
Port Auth. of NY & NJ Spl. Oblig. Rev.,
JFK Intl. Air Terminal	Baa3	5.000%	12/01/20	500	521,100
JFK Intl. Air Terminal	Baa3	6.000%	12/01/42	2,500	2,696,925
Suffolk Cnty. Indl. Dev. Agcy. Rev.,
Keyspan, Port Jefferson, A.M.T.	Baa1	5.250%	06/01/27	1,500	1,539,120

					29,222,564

North Carolina — 0.3%
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev.,
Ser. C	Baa1	6.750%	01/01/24	1,000	1,247,500
North Carolina Med. Care Commn. Ret. Facs. Rev.,
First Mtg. Galloway Ridge, Proj., Ser. A	NR	6.000%	01/01/39	750	776,685

					2,024,185

North Dakota — 0.3%
Ward Cnty. Healthcare Facs. Rev.,
Trinity Oblig., Group B, Rfdg.	BBB+(b)	6.250%	07/01/21	1,870	1,873,890

Ohio — 3.5%
Buckeye Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo,
Ser. A-2	B3	5.125%	06/01/24	6,200	4,879,710
Ser. A-2	B3	5.375%	06/01/24	2,995	2,415,707
Ser. A-2	B3	5.875%	06/01/30	3,500	2,715,370
Ser. A-2	B3	5.875%	06/01/47	1,000	740,890
Ser. A-2	B3	6.500%	06/01/47	2,500	2,033,250
Cnty. of Hancock, Ohio Hosp. Facs. Rev.,
Blanchard Valley Hlth. Ctr., Ser. A	A3	6.250%	12/01/34	600	684,174
Lucas Cnty. Hosp. Rev., Rfdg.,
Promedica Healthcare, Ser. A	Aa3	6.000%	11/15/41	750	879,090
Promedica Healthcare, Ser. A	Aa3	6.500%	11/15/37	875	1,066,555
Middleburg Heights Hosp. Rev.,
Facs. Southwest Gen., Ser. 2011, Rfdg.,	A2	5.250%	08/01/41	1,200	1,266,108
Montgomery Cnty. Ohio Rev.,
Miami Valley Hosp., Ser. A	Aa3	6.250%	11/15/39	1,500	1,599,135
Ohio St. Air Quality Dev. Auth. Rev., Poll. FirstEngery Generation,
Ser. A	Baa2	5.700%	02/01/14	1,500	1,612,260
Ser. C	Baa2	5.625%	06/01/18	500	574,175
Ohio St. Wtr. Dev. Auth. Rev.,
Allied Solid Wste. N.A., Inc., Ser. A, A.M.T.	BBB(b)	5.150%	07/15/15	1,250	1,269,650
FirstEnergy Generation, Ser. A (Mandatory put date 06/01/16)	Baa2	5.875%	06/01/33	500	568,435

					22,304,509

Oklahoma — 0.3%
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev.,
Montereau, Inc. Proj., Ser. A	NR	7.125%	11/01/30	1,000	1,066,410
Tulsa Arpts. Impt. Tr. Gen. Rev., Ser. A	A3	5.375%	06/01/24	1,000	1,073,680

					2,140,090

Pennsylvania — 6.2%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Hlth Sys.,
West Penn, Ser. A	Caa1	5.000%	11/15/17	3,975	3,848,595
West Penn, Ser. A	Caa1	5.000%	11/15/28	1,000	825,690
West Penn, Ser. A	Caa1	5.375%	11/15/40	2,000	1,631,080
Butler Cnty. Hosp. Auth. Rev.,
Butler Hlth. Sys. Proj.	Baa1	7.250%	07/01/39	1,000	1,159,430

	0000000000	0000000000	0000000000	0000000000	0000000000

Central Bradford Progress Auth. Rev., Rfdg.,
Guthrie Healthcare Sys.	AA-(b)	5.375%	12/01/41	2,700	2,953,260
Cumberland Cnty. Mun. Auth. Rev.,
Asbury PA Oblig. Grp.	NR	6.125%	01/01/45	2,000	2,008,200
Diakon Lutheran	NR	6.375%	01/01/39	1,000	1,075,290
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev.,
Med. Ctr. Proj.	NR	5.900%	07/01/40	1,000	914,920
Geisinger Auth. Hlth. Sys.,
Ser. A-1	Aa2	5.125%	06/01/41	1,450	1,580,659
Northampton Cnty. Gen. Purp. Auth. Hosp. Rev.,
St. Lukes Hosp. Proj., Ser. A	A3	5.500%	08/15/35	1,000	1,040,570
Pennsylvania Econ. Dev. Fin. Auth.,
Res. Recov., Colver Proj., Ser. F, A.M.B.A.C., A.M.T., Rfdg.	Ba1	4.625%	12/01/18	4,500	4,447,845
Res. Recov., Sub., Colver Proj., Ser. G, A.M.T., Rfdg.	NR	5.125%	12/01/15	1,300	1,298,700
Sew. Sludge Disp. Rev., Philadelphia Biosolids	Baa3	6.250%	01/01/32	750	824,513
US Airways Grp., Ser. B, Gty. Agmt.	Caa3	8.000%	05/01/29	500	526,060
Philadelphia, PA, GO, Ser. B,
A.G.M.	Aa3	7.125%	07/15/38	1,500	1,728,510
Philadelphia Arpt. Rev.,
Ser. A, A.M.T., Rfdg.,	A2	5.000%	06/15/27	2,500	2,694,900
Philadelphia Auth. For Indl. Dev. Rev.,
Mariana Bracetti Academy	BBB-(b)	7.625%	12/15/41	2,000	2,113,620
Please Touch Museum Proj.	BBB-(b)	5.250%	09/01/31	1,500	1,215,390
Somerset Cnty. Hosp. Auth. Rev.,
GF Somerset Healthcare First Mtge. (original cost $1,106,647; purchased 02/10/97)(d)(e)(g)	NR	4.200%	06/01/09**	1,095	601,801
GF Somerset Healthcare First Mtge. (original cost $8,898,687; purchased 02/10/97)(d)(e)(g)	NR	4.250%	06/01/24	8,805	4,839,140
Susquehanna Area Regional Arpt. Auth., A.M.T.	Baa3	6.500%	01/01/38	1,500	1,558,695

					38,886,868

Puerto Rico — 3.1%
Puerto Rico Comwlth., Pub. Impt.,
Ser. C, GO, Rfdg.	Baa1	6.000%	07/01/39	800	880,216
Puerto Rico Comwlth. Govt. Dev.
Bank Sr. Notes., Ser. C, A.M.T.	Baa1	5.250%	01/01/15	2,000	2,107,540
Puerto Rico Comwlth. Hwy. & Transn. Auth.
Hwy. Rev., Ser. CC	A3	5.500%	07/01/28	2,500	2,895,550
Puerto Rico Pub. Bldg. Auth. Rev.,
Govt. Facs., Ser. P	Baa1	6.750%	07/01/36	750	875,445
Gtd. Govt. Facs., Ser. M, Rfdg.	Baa1	6.000%	07/01/20	2,500	2,936,225
Puerto Rico Elec. Pwr. Auth. Rev.,
Ser. XX	A3	5.250%	07/01/40	2,000	2,114,100
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev.,
Cap. Apprec., Ser. A	A1	9.720%(f)	08/01/33	5,000	1,602,850
First Sub., Ser. A	A1	5.000%	08/01/43	750	795,397
First Sub., Ser. A	A1	5.250%	08/01/43	750	819,158
First Sub., Ser. A	A1	5.500%	08/01/42	1,500	1,645,215
First Sub., Ser. A	A1	5.750%	08/01/37	1,000	1,119,300
First Sub., Ser. A	A1	6.000%	08/01/42	1,500	1,696,890

					19,487,886

Rhode Island — 0.4%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev.,
Hosp. Fing., Lifespan Oblig., Ser. A	A3	7.000%	05/15/39	2,000	2,327,860

South Dakota — 0.5%
Educational Enhancement Funding Corp.,
Tobacco, Ser. B	A3	6.500%	06/01/32	2,800	2,879,072

Tennessee — 2.3%
Bradley Cnty. Ind. Dev. Brd. Rev.,
Olin Corp. Proj., Ser. C, Rfdg.	Ba1	6.625%	11/01/17	2,000	2,062,120
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev.,
Mountain States Hlth. Alliance	Baa1	6.000%	07/01/38	1,000	1,088,740
First Mtge., Mountain States Hlth., Ser. A, NATL, Rfdg.	Baa1	6.750%	07/01/17	2,000	2,455,360
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev.,
Covenant Hlth., Ser. A, C.A.B.S.	A-(b)	5.200%(f)	01/01/35	1,000	312,680
Rutherford Cnty. Hlth. & Edl. Facs., First Mtge. Rev.,
Group Homes, Inc.	NR	9.500%	12/01/19	3,600	3,604,068

	0000000000	0000000000	0000000000	0000000000	0000000000

Tennessee Energy Acquisition Corp. Gas Rev.,
Ser. C	Baa3	5.000%	02/01/18	2,000	2,113,620
Ser. C	Baa3	5.000%	02/01/22	1,000	1,065,620
Ser. C	Baa3	5.000%	02/01/25	1,500	1,574,715

					14,276,923

Texas — 12.2%
Austin Convention Enterprises, Inc., Convention Ctr., Rfdg.,
Second Tier, Ser. B	Ba2	5.750%	01/01/24	2,405	2,415,366
Second Tier, Ser. B	Ba2	5.750%	01/01/34	1,000	963,200
Brazos River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC, A.M.T., Rfdg.	Ca	5.400%	05/01/29	2,000	320,040
TXU Energy Co. LLC, Elec. Rmkt., A.M.T., Rfdg.	Ca	8.250%	10/01/30	3,000	570,120
TXU Energy Co. LLC, Proj., Ser. D (Mandatory put date 10/01/14)	Ca	5.400%	10/01/29	1,000	691,470
Capital Area Cultural Ed. Facs. Fin. Corp. Rev.,
Roman Catholic Diocese, Ser. B, Rmkt.	Baa2	6.125%	04/01/45	2,000	2,158,920
Central Tex. Regl. Mobility Auth. Rev.,	Baa3	5.750%	01/01/25	1,000	1,082,440
Sr. Lien	Baa3	6.000%	01/01/41	2,000	2,142,380
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	BBB+(b)	5.750%	08/15/41	1,000	1,047,050
Tejano Ctr. Cmnty.	BBB-(b)	9.000%	02/15/38	2,000	2,247,440
Uplift Ed., Ser. A	BBB-(b)	6.125%	12/01/40	3,000	3,135,930
Decatur Hosp. Auth. Rev.,
Wise Reg. Hlth. Sys., Ser. A	NR	7.125%	09/01/34	3,000	3,024,120
Harris Cnty. Indl. Dev. Corp. Solid Wste. Disp. Rev.,
Deer Park Refining Proj.	A-2	5.000%	02/01/23	750	820,920
Houston Arpt. Sys. Rev., Rfdg.,
Spl. Facs. Cont. Airlines, Inc. Proj., A.M.T.	B3	6.625%	07/15/38	1,500	1,524,660
Sub Lien, Ser. A, A.M.T.,	A(b)	5.000%	07/01/25	250	278,475
Houston Higher Ed. Fin. Corp., Higher Ed. Rev.,
Cosmos Fndtn., Inc., Ser. A	BBB(b)	6.500%	05/15/31	1,000	1,103,240
La Vernia Higher Ed. Fin. Corp. Ed. Rev.,
Kipp, Inc., Ser. A	BBB(b)	6.375%	08/15/44	1,000	1,090,040
Lifeschools of Dallas, Ser. A	BBB-(b)	7.500%	08/15/41	2,000	2,137,260
Lamar Cons. Indpt. Sch. Dist.,
Sch. House, GO, P.S.F.G., Rfdg.	Aaa	5.000%	02/15/21	1,000	1,184,080
Love Field Arpt. Modernization Corp. Spl. Facs. Rev.,
Southwest Airlines Co. Proj.	Baa3	5.250%	11/01/40	3,500	3,551,205
Lower Colorado Riv. Auth. Rev., Rfdg. & Impt.,
Ser. A (Prerefunded 05/15/15)(h)	A1	7.250%	05/15/37	4,905	5,961,684
Ser. A, Unrefunded Balance	A1	7.250%	05/15/37	95	108,560
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bonds,
Cent. Pwr. & Lt. Co. Proj., Ser. A	Baa2	6.300%	11/01/29	1,000	1,148,680
Mission Econ. Dev. Corp.
Allied Wste., Inc., Proj. A, A.M.T.	Baa3	5.200%	04/01/18	2,000	2,008,200
North Tex. Twy. Auth. Rev., Rfdg.,
First Tier, Ser. A	A2	5.750%	01/01/40	3,500	3,796,730
First Tier, Ser. A	A2	6.250%	01/01/39	1,500	1,690,530
First Tier, Sys.	A2	6.000%	01/01/38	2,000	2,279,740
Second Tier, Ser. F	A3	5.750%	01/01/38	2,500	2,701,050
Pharr Higher Ed. Fin. Auth. Ed. Rev.,
Idea Pub. Sch., Ser. A	BBB+(b)	6.500%	08/15/39	1,000	1,094,810
Sabine River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC Proj., Ser. B	Ca	6.150%	08/01/22	1,000	160,200
San Juan Higher Ed. Fin. Auth. Rev.,
Idea Pub. Schs., Ser. A	BBB+(b)	6.700%	08/15/40	1,000	1,109,620
San Leanna Ed. Facs. Corp. Higher Ed. Rev.,
Saint Edwards Univ. Proj., Rfdg.,	Baa2	4.750%	06/01/32	2,750	2,779,507
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp., Hosp. Rev.,
Mirador Proj. Ret. Fac., Temps. 75, Ser. B-1	NR	7.250%	11/15/16	1,000	1,000,230
Stayton At Museum Way Sr. Living Ctr. Proj. Temps.,
Ser. C-1	NR	7.500%	11/15/16	1,000	1,002,020
Texas Mun. Pwr. Agcy. Rev.,
NATL, E.T.M., C.A.B.S.(h)	A2	0.770%(f)	09/01/15	50	48,636
Texas Mun. Gas Acquisition & Supply Corp.,
Gas Supply Rev., Sr. Lien, Ser. A	Baa1	5.250%	12/15/26	3,900	4,140,357
Sr. Lien, Ser. D	Baa1	6.250%	12/15/26	2,000	2,328,920
Texas Private Activity Surface Transn. Corp., Sr. Lien,
LBJ Infrastructure	Baa3	7.000%	06/30/40	4,670	5,260,568
NTE Mobility Partners	Baa2	6.875%	12/31/39	2,000	2,224,620

	0000000000	0000000000	0000000000	0000000000	0000000000

Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev.,
Ed. Cosmos Fndtn., Ser. A	BBB(b)	5.375%	02/15/37	1,000	1,000,940
Ed. Cosmos Fndtn., Ser. A	BBB(b)	6.200%	02/15/40	1,000	1,060,280
Idea Pub. Sch. Proj., Ser. A, A.C.A.	BBB+(b)	5.000%	08/15/30	2,000	2,032,820

					76,427,058

Utah — 0.3%
Riverton Utah Hosp. Rev.,
IHC Hlth. Svcs., Inc.	Aa1	5.000%	08/15/41	1,500	1,614,975

Virgin Islands — 0.1%
Virgin Islands Pub. Fin. Auth. Rev.,
Matching Fd. Ln. Diageo, Ser. A	Baa3	6.750%	10/01/37	750	837,322

Virginia — 1.0%
Mosaic District Cmnty. Dev. Auth. Rev.,
Ser. A	NR	6.875%	03/01/36	1,250	1,352,013
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac.
Rev., Sussex Apts., A.M.T.	NR	8.000%	09/01/26	4,875	4,877,535

					6,229,548

Washington — 1.2%
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev.,
Skagit Valley Hosp.	Baa2	5.375%	12/01/22	1,190	1,263,054
Skagit Valley Hosp.	Baa2	5.750%	12/01/35	625	654,456
Tobacco Settlement Auth. of Washinton Rev.,
Asset Bkd.	A3	6.500%	06/01/26	2,020	2,108,658
Washington St. Healthcare Fac. Auth. Rev.,
Overlake Hosp. Med. Ctr.	A3	5.500%	07/01/30	1,115	1,208,604
Seattle Childrens Hosp.	Aa3	5.625%	10/01/38	1,250	1,392,513
Swedish Hlth. Svcs., Ser. A	A2	6.500%	11/15/33	1,000	1,072,110

					7,699,395

Wisconsin — 0.5%
Milwaukee Redev. Auth. Redev. Rev.,
Science Ed. Consortium Proj., Ser. A	BBB-(b)	5.750%	08/01/35	1,500	1,410,015
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Beaver Dam Cmnty. Hosp., Inc., Ser. A	NR	6.750%	08/15/34	1,250	1,268,363
Eastcastle Place, Inc. Proj.	NR	6.125%	12/01/34	1,000	614,120

					3,292,498

Wyoming — 0.1%
Campbell Cnty. Solid Wste. Facs. Rev.,
Basin Elec. Pwr. Coop., Ser. A	A1	5.750%	07/15/39	500	566,940

Total long-term Investments (cost $588,787,860)					610,446,863

SHORT-TERM INVESTMENTS — 2.3%
California — 0.8%
California St. Economic Recovery
Var. Ser. C-2, Rmkt., GO, F.R.D.D.	VMIG1	0.040% (c)	07/01/23	5,000	5,000,000
Var. Ser. C-4, Rmkt., GO, F.R.D.D.	VMIG1	0.040% (c)	07/01/23	300	300,000

					5,300,000

Kansas — 0.4%
Wichita Kans. Hosp. Rev.,
Var. Facs. Christi. Hlth. III., Ser. B-2, F.R.D.D.	A-1	0.050% (c)	11/15/39	1,000	1,000,000
Var. Facs. Christi. Hlth. VIII, Ser. B-1, F.R.D.D.	A-1	0.060% (c)	11/15/39	1,400	1,400,000

					2,400,000

Mississippi — 0.3%
Mississippi Business Fin. Corp, Gulf Oppor. Zone Ind. Dev.
Rev., Var. Chevron, Inc. Proj., Ser. G, F.R.D.D.	VMIG1	0.060% (c)	11/01/35	2,100	2,100,000

Washington — 0.8%
Washington St. Healthcare Facs. Auth. Rev.,
Var. Facs., Fred Hutchinson Cancer Ctr., Ser. C, F.R.D.D.	VMIG1	0.080% (c)	01/01/41	5,000	5,000,000

	0000000000	0000000000	0000000000	0000000000	0000000000

Total short-term Investments (cost $14,800,000)					14,800,000

Total Investments — 99.4% (cost $603,587,860)(i)					625,246,863

Other assets in excess of liabilities(j) 0.6%					3,661,210

Net Assets — 100.0%					$628,908,073

*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
**	The 2009 bonds remain an outstanding obligation of Somerset. Revised maturity date to be determined.
†	The ratings reflected are as of January 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
(a)	The following abbreviations are used in portfolio descriptions:

144A—Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.C.A.—ACA Financial Guaranty Corp.

A.G.C.—Assured Guaranty Corp.

A.G.M.—Assured Guaranty Municipal Corp.

A.M.B.A.C.—American Municipal Bond Assurance Corp.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.H.L.M.C.—Federal Home Loan Mortgage Corp.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note.

G.N.M.A.—Government National Mortgage Association.

GO—General Obligation.

LLC—Limited Liability Corp.

NATL—National Public Finance Guaranty Corp.

NR—Not Rated by Moody’s or Standard & Poor’s.

P.S.F.G.—Permanent School Fund Guarantee Program.

(b)	Standard & Poor’s Rating.
(c)	Indicates variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2012.
(d)	Represents issuer in default on interest payments or principal repayment; stated rate does not reflect the current yield.
(e)	Indicates a security that has been deemed illiquid.
(f)	Represents zero coupon bond. Rate shown reflects the effective yield on January 31, 2012.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $10,005,334. The aggregate value of $5,440,941 is approximately 0.9% of net assets.
(h)	All or partial escrowed to maturity and pre-funded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(i)	The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of January 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$ 599,803,535	$ 46,200,142	$ (20,756,814)	$ 25,443,328

The difference between book and tax basis were primarily attributable to the difference between financial and tax reporting with respect to accretion of market discount and other adjustments as of the most recent fiscal year end.

(j)	Includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at January 31, 2012:

Number of Contracts	Type	Expiration Date	Value at January 31, 2012	Value at Trade Date	Unrealized Depreciation(1)(2)
	Short Positions:
15	10 Year U.S. Treasury Notes	Mar. 2012	$1,983,750	$1,951,676	$(32,074)
47	U.S. Long Bonds	Mar. 2012	6,835,563	6,683,796	(151,767)

					$(183,841)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2012.
(2)	Cash of $193,100 has been segregated to cover requirement for open futures contracts as of January 31, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which are traded at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$-	$625,246,863	$-
Other Financial Instruments*
Futures Contracts	(183,841)	-	-

Total	$(183,841)	$625,246,863	$-

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

The Fund invests in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 4

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 22, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 22, 2012

*	Print the name and title of each signing officer under his or her signature.